Guarantee (Details)	Apr. 23, 2024 USD ($)	Apr. 23, 2024 CNY (¥)	Apr. 12, 2021 USD ($)	Apr. 12, 2021 CNY (¥)
Taizhou Jiutian Pharmaceutical Co. Ltd. [Member]
Guarantee [Line Items]
Guarantee amount	$ 303,168	¥ 2,200,000	$ 387,796	¥ 2,800,000